SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Short-term Investments (Details) - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2024	Oct. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Short-term investments	$ 0	$ 26,797,081
Gain from short term investments	$ 269,958	$ 429,645